Subsequent Events - Additional Information (Detail) $ in Thousands					1 Months Ended			3 Months Ended				6 Months Ended		12 Months Ended		13 Months Ended
	Oct. 03, 2022 USD ($) shares	Aug. 18, 2022 shares	Feb. 25, 2022 shares	Feb. 08, 2022 shares	May 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Jun. 30, 2021 USD ($) shares	Jun. 30, 2022 USD ($) shares	Mar. 31, 2022 USD ($) shares	Jun. 30, 2021 USD ($) shares	Mar. 31, 2021 USD ($)	Jun. 30, 2022 USD ($) shares	Jun. 30, 2021 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Jun. 30, 2022 USD ($) shares	Jul. 31, 2022 USD ($) shares	Jan. 28, 2022 shares	Jun. 21, 2021 shares
Subsequent Event [Line Items]
Aggregate number of common shares reserved for future issuance | shares						1,378,876								1,378,876	728,726
Proceeds from share subscription facility provided by business acquired												$ 125,000		$ 125,000
Percentage of average trading price to determine other values												90.00%
Class of warrant or right, outstanding | shares						491,259		1,500,165				1,500,165		491,259		1,500,165
Issuance of common stock warrants									$ 17,602		$ 21,971			$ 21,971	$ 7,212
Expenses recognized on awards								$ 5,251		$ 5,725		$ 56,812	$ 7,306	$ 11,972	$ 5,443
Stock issued during period shares to reimburse a related party for merger related expenses | shares									43,150
Related party merger related expenses amount									$ 1,700
Sensata Warrants [Member]
Subsequent Event [Line Items]
Class of warrant or right, outstanding | shares						125,000	125,000			125,000			125,000	125,000					125,000
Issuance of common stock warrants							$ 17,600
Payments for repurchase of warrants							25
Sensata Warrants [Member] | Prepaid Expenses and Other Current Assets [Member]
Subsequent Event [Line Items]
Sensata prepaid services							8,800	8,800		$ 8,800		8,800	$ 8,800			$ 8,800
Sensata Warrants [Member] | Other Noncurrent Assets [Member]
Subsequent Event [Line Items]
Sensata prepaid services							$ 8,800	8,800		$ 8,800		8,800	$ 8,800			8,800
Restricted Stock Units (RSUs) [Member]
Subsequent Event [Line Items]
Expenses recognized on awards								4,200				$ 54,900
Related Party Restricted Stock Units [Member]
Subsequent Event [Line Items]
Number of units granted to related parties | shares												96,586		148,186
Aggregate fair value of units granted to related parties												$ 2,200		$ 20,100
Expenses recognized on awards								2,500				$ 22,600
Related Party Restricted Stock Units [Member] | Five Related Parties and Officers [Member]
Subsequent Event [Line Items]
Number of shares issued under share-based payment arrangement | shares														148,186
Two Thousand Thirteen Incentive Stock Plan [Member]
Subsequent Event [Line Items]
Aggregate number of common shares reserved for future issuance | shares																		290,996
Two Thousand Twenty Two Equity Incentive Stock Plan [Member]
Subsequent Event [Line Items]
Number of shares authorized for issuance under share-based payment arrangement | shares																		5,431,925
Aggregate number of common shares reserved for future issuance | shares				679,507
Two Thousand Twenty Two Equity Incentive Stock Plan [Member] | Restricted Stock Units (RSUs) [Member]
Subsequent Event [Line Items]
Number of shares issued under share-based payment arrangement | shares			189,242
Two Thousand Twenty Two Equity Incentive Stock Plan [Member] | Restricted Stock Units (RSUs) [Member] | Five Related Parties and Officers [Member]
Subsequent Event [Line Items]
Number of shares issued under share-based payment arrangement | shares			95,251
Two Thousand Twenty Two Employee Stock Purchase Plan [Member]
Subsequent Event [Line Items]
Number of shares authorized for issuance under share-based payment arrangement | shares				41,706
QNGYSeries B Convertible Preferred Stock Legacy Quanergy [Member]
Subsequent Event [Line Items]
Stockholders' equity note, stock split, conversion ratio				0.5771
QNGYSeries C Convertible Preferred Stock Legacy Quanergy [Member]
Subsequent Event [Line Items]
Stockholders' equity note, stock split, conversion ratio				0.7155
QNGYAll other Convertible Preferred Stock Legacy Quanergy [Member]
Subsequent Event [Line Items]
Stockholders' equity note, stock split, conversion ratio				0.194
GEM Agreement [Member]
Subsequent Event [Line Items]
Number of shares issued under share-based payment arrangement | shares		600,000
Number of settlement days after the pricing period		30 days
Number of trading days based on the average share price		30 days
Proceeds from share subscription facility provided by business acquired						$ 125,000
Percentage price used for determining average closing price						90
Warrant exercisable percent												2.50%		2.50%
Warrants fair value disclosure						$ 4,000		4,000				$ 4,000		$ 4,000		4,000
Warrants payable in cash												2,500		2,500
Warrants issued												4,000		4,000
Proceeds from short-term debt					$ 9,900
Shares issued upon draw down of gem agreements | shares					1,314,519
Percentage of average trading price to determine other values					90.00%
Number of trading days for determining the share price					30 days
Share settled forward asset																	$ 10,000
Common stock shares returned upon settlement | shares																	56,729
Expense for the change in fair value of the forward asset								$ 8,900				$ 8,900				8,900	$ 9,600
Loss contingency accrual, payments														$ 2,500		$ 2,750
Due to related parties									$ 1,100
Subsequent Event [Member] | Minimum [Member]
Subsequent Event [Line Items]
Stock holders equity reverse stock split	1-for-10
Subsequent Event [Member] | Maximum [Member]
Subsequent Event [Line Items]
Stock holders equity reverse stock split	1-for-20
Subsequent Event [Member] | GEM Agreement [Member]
Subsequent Event [Line Items]
Proceeds from drawdown pursuant to agreement	$ 1,700
Shares return | shares	280,000